Note 5 - Prepaids and Other	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Prepaids and Other

5. Prepaids and Other

The following table provides the components of prepaids and other (in thousands):

	June 30,	December 31,
	2020	2019
Prepaids and other
Prepaids	$4,283	$2,109
Deposits	539	539
Total	$4,822	$2,648

Other assets, non-current
Equipment not in use	$19,683	$19,683
Prepaid supplies inventory	885	—
Royalty - advance payment	240	120
Deferred future financing costs	—	5,083
Total	$20,808	$24,886

As of June 30, 2020 and December 31, 2019, equipment not in use in Other assets, non-current included ball mills, SAG mills, and related motors and components, which were purchased some time ago by Company predecessor. During the six months ended June 30, 2020, the Company engaged an international equipment broker to advertise equipment not in use for potential sale. There is a limited market for the Company’s equipment not in use and any potential purchase would likely be subject to technical and commercial due diligence by the purchaser. The equipment not in use is not classified as held-for-sale as it is uncertain if the Company will sell any of the equipment within one year and, as a result, equipment not in use is included in Other assets, non-current.

The Company has an inventory consignment agreement with a supplier of crusher parts, requiring the supplier to maintain a specified inventory of replacement parts and components that are exclusively for purchase and use at the Hycroft Mine. As part of the agreement, the Company is required to make certain payments in advance of receiving such consignment inventory at the mine site. The Company records advance payments as prepaid supplies inventory within Other assets, non-current until such inventory is received and amounts are reclassified to Inventories.

4.    Prepaids and Other Assets

The following table provides the components of prepaids and other assets (in thousands):

	December 31,
	2019	2018
Prepaids and other
Prepaids	$2,109	$1,722
Deposits	539	539
Total	$2,648	$2,261

Other assets, non-current
Deferred future financing costs	5,083	1,158
Royalty – advance payment	120	—
Total	$5,203	$1,158